OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets [Text Block]
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2016	2015

Government authorities	$583	$325
Employees	35	30
Prepaid expenses	1,677	1,137
Others	209	104

	$2,504	$1,596